GOODWILL AND INTANGIBLES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Goodwill [Line Items]
Goodwill		$ 191,253	$ 327,864
Amortization expense		14,581	$ 14,342	$ 14,581
Amortization expense estimated for 2026		16,220
Amortization expense estimated for 2027		16,216
Amortization expense estimated for 2028		16,216
Amortization expense estimated for 2029		16,216
Amortization expense estimated for 2030		16,216
Amortization expense estimated thereafter		$ 146,278
Goodwill Impairment Loss Statement of Income or Comprehensive Income {Extensible Enumeration}		goodwill impairment
Impairment Of Intangible Asset Indefinite Lived Excluding Goodwill Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag			impairment charge
Consumer And Professional Products
Goodwill [Line Items]
Goodwill, impairment loss		$ 136,612
Impairment of indefinite-lived intangible assets	$ 107,000			$ 80,000